Property Plant and Equipment (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Mining equipments
Vehicles	21,000
Total	21,000
Less: accumulated depreciation	(1,575)
Less: impairment loss
Property and equipment, net	$ 19,425